Vessels, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2024	$292,065,147	$(111,217,895)	$180,847,252

Acquisitions and improvements	72,009,521	—	72,009,521

Disposal	(43,043,220)	299,940	(42,743,280)

Depreciation for the period	—	(8,235,069)	(8,235,069)

Balance as at June 30, 2024	$321,031,448	$(119,153,024)	$201,878,424